Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies [Abstract]
2019	$ 176,339
2020	123,347
2021	63,296
2022	53,564
2023	51,216
Thereafter	60,432
Total	$ 528,194